World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2015

Dates Covered
Collections Period	01/01/15 - 01/31/15
Interest Accrual Period	01/15/15 - 02/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/14	929,954,033.45	40,412
Yield Supplement Overcollateralization Amount 12/31/14	45,680,834.15	0
Receivables Balance 12/31/14	975,634,867.60	40,412
Principal Payments	23,879,107.91	411
Defaulted Receivables	1,497,399.25	54
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/15	43,925,747.12	0
Pool Balance at 01/31/15	906,332,613.32	39,947

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	89.38%

Prepayment ABS Speed	1.14%

Overcollateralization Target Amount	40,784,967.60
Actual Overcollateralization	37,489,379.17

Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	5.99%
Weighted Average Remaining Term	62.44

Delinquent Receivables:
Past Due 31-60 days	7,702,199.90	318
Past Due 61-90 days	1,937,641.16	87
Past Due 91 + days	464,520.90	21
Total	10,104,361.96	426

Total 31+ Delinquent as % Ending Pool Balance	1.11%

Recoveries	696,222.22

Aggregate Net Losses/(Gains) - January 2015	801,177.03
Current Net Loss Ratio (Annualized)	0.99%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.14%

Flow of Funds	$ Amount

Collections	27,655,906.92
Advances	4,261.03
Investment Earnings on Cash Accounts	3,500.00
Servicing Fee	(813,029.06)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	26,850,638.89

Distributions of Available Funds
(1) Class A Interest	644,634.53
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	26,172,318.11
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	26,850,638.89

Servicing Fee	813,029.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 01/15/15	895,015,552.26
Principal Paid	26,172,318.11
Note Balance @ 02/17/15	868,843,234.15

Class A-1
Note Balance @ 01/15/15	92,685,552.26
Principal Paid	26,172,318.11
Note Balance @ 02/17/15	66,513,234.15
Note Factor @ 02/17/15	35.7598033%

Class A-2a
Note Balance @ 01/15/15	160,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	160,000,000.00
Note Factor @ 02/17/15	100.0000000%

Class A-2b
Note Balance @ 01/15/15	160,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	160,000,000.00
Note Factor @ 02/17/15	100.0000000%

Class A-3
Note Balance @ 01/15/15	354,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	354,000,000.00
Note Factor @ 02/17/15	100.0000000%

Class A-4
Note Balance @ 01/15/15	107,600,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	107,600,000.00
Note Factor @ 02/17/15	100.0000000%

Class B
Note Balance @ 01/15/15	20,730,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	20,730,000.00
Note Factor @ 02/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	678,320.78
Total Principal Paid	26,172,318.11
Total Paid	26,850,638.89

Class A-1
Coupon	0.23000%
Interest Paid	19,541.20
Principal Paid	26,172,318.11
Total Paid to A-1 Holders	26,191,859.31

Class A-2a
Coupon	0.60000%
Interest Paid	80,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	80,000.00

Class A-2b
One-Month Libor	0.16650%
Coupon	0.39650%
Interest Paid	58,153.33
Principal Paid	0.00
Total Paid to A-2b Holders	58,153.33

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6863303
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.4813555
Total Distribution Amount	27.1676858

A-1 Interest Distribution Amount	0.1050602
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	140.7113877
Total A-1 Distribution Amount	140.8164479

A-2a Interest Distribution Amount	0.5000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.5000000

A-2b Interest Distribution Amount	0.3634583
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.3634583

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/14	93,524.39
Balance as of 01/31/15	97,785.42
Change	4,261.03

Reserve Account
Balance as of 01/15/15	2,527,722.68
Investment Earnings	322.04
Investment Earnings Paid	(322.04)
Deposit/(Withdrawal)	-
Balance as of 02/17/15	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68